ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES
	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Accrued salary	458	402
Others	398	397
	856	799